Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 25, 2019. There have been no material changes to these policies in the six-month period ended June 30, 2019, other than as disclosed below:

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Accounts receivable trade, net from spot charters	1,157	2,332
Accounts receivable trade, net from time charters	582	317
Total	1,739	2,649

The following table presents the Company’s income statement figures derived from spot charters for the period ended June 30, 2019:

June 30,
2019
Vessel revenues, net of commissions	28,647
Voyage expenses	(19,741)
Total	8,906

The following table presents the Company’s income statement figures derived from time charters for the period ended June 30, 2019:

June 30,
2019
Vessel revenues, net of commissions	6,124
Voyage expenses	(236)
Total	5,888

Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2019 and 2018 were:

Customer	2019	2018
A	20%	11%
B	14%	-
C	12%	-
D	10%	28%
E	-	16%
F	-	11%
Total	56%	66%

Recent Accounting Pronouncements Adopted

On January 1, 2019, the Company adopted ASU No. 2018-07, Compensation—Stock Compensation, which concerns improvements to nonemployee share-based payment accounting. The amendments in this Update affect all entities that enter into share-based payment transactions for acquiring goods and services from nonemployees. The amendments in this Update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. Equity-classified nonemployee share-based payment awards are measured at the grant date. The definition of the term grant date is amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Generally, the classification of equity-classified nonemployee share-based payment awards will continue to be subject to the requirements of Topic 718 unless modified after the good has been delivered, the service has been rendered, any other conditions necessary to earn the right to benefit from the instruments have been satisfied, and the nonemployee is no longer providing goods or services. This eliminates the requirement to reassess classification of such awards upon vesting. The adoption of ASU No. 2018-07 did not have a material effect in the Company’s unaudited interim consolidated financial statements and disclosures.

Recent Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No.  2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This standard, including the codification improvements issued in November 2018, requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In November 2018, FASB issued ASU 2018-19, Codification Improvements to topic 326, Financial Instruments-Credit Losses. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. For public entities, the amendments of this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its unaudited interim consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP, to make disclosures about recurring and non-recurring fair value measurements.  ASU No. 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company is currently assessing the impact that adopting this new accounting guidance will have on its unaudited interim consolidated financial statements and related disclosures.

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief, which is the final version of Proposed Accounting Standards Update 2019-100—Targeted Transition Relief for Topic 326, Financial Instruments—Credit Losses, which has been deleted. This Update provides entities with an option to irrevocably elect the fair value option applied on an instrument-by-instrument basis for certain financial assets upon the adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. The effective date and transition requirements for the amendments in these Updates are the same as the effective dates and transition requirements in Update 2016-13, as amended by these Updates. The Company is currently assessing the impact that adopting these new amendments will have on its unaudited interim consolidated financial statements and related disclosures.